Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Income Statement [Abstract]
Net revenues	$ 42,680	$ 31,774
Costs and expenses
Cost of sales	(20,398)	(16,279)
Selling and administrative expenses	(26,571)	(12,723)
Related party expenses	(250)	(250)
Total costs and expenses	(47,219)	(29,252)
Operating (loss) income	(4,539)	2,522
Nonoperating income (expense):
Interest expense	(3,297)	(3,342)
Other income (expense), net	745	(13)
Total nonoperating expense	(2,552)	(3,355)
Loss before income taxes	(7,091)	(833)
Benefit (expense) from income taxes	2,094	(1,576)
Net loss	(4,997)	(2,409)
Net loss attributable to PLBY Group, Inc.	$ (4,997)	$ (2,409)
Net loss per share, basic and diluted	$ (0.17)	$ (0.11)
Weighted-average shares used in computing net loss per share, basic and diluted	29,823,273	21,987,790